Document And Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	DropCar, Inc.
Entity Central Index Key	0001086745
Document Type	S-4
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false